Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Operating expenses (recoveries)
Bank charges	$ 5,388	$ 3,591	$ 8,652	$ 6,154	$ 15,287	$ 10,764
Business development	31,777		77,329
Computer system and software	27,703	11,697	39,354	71,785	94,426	58,230
Consulting and management fees	215,709	271,853	413,636	338,954	914,617	598,574
Depreciation	132,987	45,666	242,327	96,993	229,902	86,706
Due diligence expenses		1,964		1,964	5,565	25,776
Engineering expenses (recoveries)	(1,565)	119,066	116,808	55,454	105,706	569,145
Foreign exchange loss (gain)	58,661	(152,518)	226,135	(86,227)	(109,054)	(10,685)
Interest and accretion	326,868	17,760	649,148	36,334	74,319	60,638
Investor relations	109,456	19,060	215,834	70,936	280,249	237,874
Legal and professional fees	970,206	263,841	1,577,054	287,586	889,175	138,916
Office and general	21,278	22,158	77,358	59,611	180,348	185,553
Property maintenance fees					15,069	15,098
Facilities and rent	112,452	70,190	176,121	85,275	187,832	50,304
Salaries and benefits	1,201,297	631,284	2,196,839	1,366,932	3,168,008	1,797,783
Stock-based compensation	302,254	(1,060,085)	433,829		11,051,124	666,259
Shareholder communications	7,500	86,234	40,701	86,234	127,747	54,554
Subsidies and recoveries	(48,117)	(41,247)	(79,219)	(41,247)	(41,735)
Transfer agent and regulatory fees	65,720	14,747	88,737	23,630	107,098	64,371
Travel expenses	137,827	109,839	221,943	110,676	409,528	104,880
Total operating expenses	3,677,401	435,100	6,722,586	2,571,044	17,705,211	4,714,740
Other income (expense)
Change in fair value of derivative liability	4,858,644	31,190	(6,701,147)	16,656	(5,701,270)	4,979
Loss on recognition of debt host liability			(341,553)		(140,943)
Gain on sale of assets previously written off						37,156
Write-off of equipment					(2,188)
Total other income (expense), net	4,858,644	31,190	(7,042,700)	16,656	(5,844,401)	42,135
Net income (loss)	1,181,243	(403,910)	(13,765,286)	(2,554,388)	(23,549,612)	(4,672,605)
Other comprehensive income (loss)
Foreign currency translation	49,183	(114,645)	213,963	(191,049)	(278,066)	(76,806)
Comprehensive income (loss)	$ 1,230,426	$ (518,555)	$ (13,551,323)	$ (2,745,438)	$ (23,827,678)	$ (4,749,411)
Basic and diluted income (loss) per common share	$ 0.00	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.01)
Weighted average number of common shares outstanding – basic and diluted	425,430,900	344,627,567	443,272,627	330,018,463	356,656,854	312,450,631